18. Financial instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments
Financial instruments

The Group uses financial instruments only to hedge identified risks, limited to 100% of the risks. Derivative instruments transactions have the sole purpose of reducing the exposure to the risk of changes in interest rates and foreign currency fluctuations and maintaining a balanced capital structure.

The main financial instruments and their carrying amounts, by category, are as follows:

	Carrying amount
	2018	2017
		Restated
Financial assets:
Amortized cost
Related parties - assets	34	25
Trade receivables and other receivables	695	1,133
Fair value through profit or loss
Cash and cash equivalents	4,369	3,792
Financial instruments – Fair value hedge	87	28
Fair value through other comprehensive income
Trade receivables - credit card companies and sales vouchers	123	474
Financial liabilities:
Other financial liabilities - amortized cost
Related parties -liabilities	(145)	(153)
Trade payables	(9,246)	(8,128)
Financing for purchase of assets	(149)	(116)
Debentures	(4,146)	(3,015)
Borrowings and financing	(423)	(520)
Fair value through profit or loss
Borrowings and financing (Hedge accounting underlying)	(956)	(989)
Financial instruments – Fair Value Hedge	-	(64)

The financial instruments measured at amortized cost, for which the related fair values differ from the carrying amounts, are disclosed in note 18.3. The fair value of other financial instruments detailed in the table above approximates the carrying amount based on the existing terms and conditions.

18.1.	Considerations on risk factors that may affect the business of the Group
(i)	Credit risk

•       Cash and cash equivalents: in order to minimize credit risk, the Group adopts investment policies at financial institutions approved by the Group’s Financial Committee, also taking into consideration monetary limits and financial institution evaluations, which are regularly updated.

•       Credit risk related to trade receivables is minimized by the fact that a large portion of sales are paid with credit cards, and the Group sells these receivables to banks and credit card companies, aiming to strengthen working capital. The sales of receivables result in derecognition of the accounts receivable due to the transfer of the credit risk, benefits and control of such assets. Additionally, regarding the trade receivables collected in installments, the Group monitor the risk through the credit concession and by periodic analysis of the provision for losses.

•       The Group also has counterparty risk related to the derivative instruments; which is mitigated by the Group’s carrying out transactions, according to policies approved by governance boards.

•       There are no amounts receivable that are individually, higher than 5% of accounts receivable or sales, respectively.

(ii)	Interest rate risk

The Group obtains loans and financing with major financial institutions for cash needs for investments. As a result, the Group is, mainly, exposed to relevant interest rates fluctuation risk, especially in view of derivatives liabilities (foreign currency exposure hedge) and CDI indexed debt. The balance of cash and cash equivalents, indexed to CDI, partially offsets the interest rate risk.

(iii)	Exchange rate risk

The Group is exposed to exchange rate fluctuations, which may increase outstanding balances of foreign currency-denominated borrowings. The Groups uses derivatives, such as swaps, aiming to mitigate the exchange exposure risk, converting the cost of debt into domestic currency and interest rates.

(iv)	Capital risk management

The main objective of the Group’s capital management is to ensure that the Group maintains its credit rating and a well-balanced equity ratio, in order to support businesses and maximize shareholder value. The Group manages the capital structure and makes adjustments taking into account changes in the economic conditions.

The Groups capital structure is as follows:

	2018	2017
		Restated (Note 5.1)

Cash and cash equivalents	4,369	3,792
Financial instruments – Fair value hedge	87	28
Borrowings and financing	(5,525)	(4,588)
Other liabilities with related parties (*)	(138)	(145)
Net debt	(1,207)	(913)
Shareholders’ equity	(13,939)	(13,041)

Net debt to equity ratio	9%	7%

(*) Represents amount payable to Greenyellow related to the purchase of equipments (note 12).

(i)
(ii)	Liquidity risk management

The Group manages liquidity risk through the daily analysis of cash flows and maturities of financial assets and liabilities.

The table below summarizes the aging profile of the Group’s financial liabilities as at December 31, 2018.

	Up to 1 Year	1 – 5 years	More than 5 years	Total
Borrowings and financing	959	312	53	1,324
Debentures and promissory notes	1,283	3,461	-	4,744
Derivative financial instruments	(39)	(39)	(2)	(80)
Finance lease	48	130	146	324
Trade payables	9,246	-	-	9,246
Total	11,497	3,864	197	15,558

(vi)    Derivative financial instruments

Swaps transactions are designated as fair value hedges, with the objective to hedge the exposure to changes in foreign exchange rates and fixed interest rates (U.S. dollars), converting the debt into domestic interest rates and currency.

At December 31, 2018 the notional amount of these contracts were R$883 (R$1,039 at December 31, 2017. These transactions are usually contracted under the same terms of amounts, maturities and carried out with the financial institution of the same economic group, observing the limits set by Management.

According to the Group’s treasury policies, swaps cannot be contracted with restrictions (“caps”), margins, as well as return clauses, double index, flexible options or any other types of transactions different from traditional “swap” transactions to hedge against debts.

The Group’s internal controls were designed to ensure that transactions are conducted in compliance with this treasury policy.

The Group calculates the effectiveness of hedge transactions at the inception date and on a continuing basis. Hedge transactions contracted in the year ended December 31, 2018 were effective in relation to the covered risk. For derivative transactions that qualify as hedge accounting, the debt, which is the hedge item, is also adjusted to fair value.

		Notional value		Fair value
		2018	2017	2018	2017
Fair value hedge
Hedge object (debt)		883	1,039	955	989

Long position (buy)
Prefixed rate	TR + 9.80% per year	127	127	112	125
US$ + fixed	USD + 3.26 % per year	756	692	843	663
EUR + fixed		-	220	-	200
		883	1,039	955	988
Short position (sell)
	102.45% per year	883	(1,039)	(868)	(1,024)

Hedge position - asset		-	-	87	28
Hedge position - liability		-	-	-	(64)
Net hedge position		-	-	87	(36)

Realized and unrealized gains and losses on these contracts during the year ended December 31, 2018 are recorded as financial income or expenses and the balance payable at fair value is R$87 (payable R$36 as of December 31, 2017).

The effects of the fair value hedge recorded in the statement of operations for the year ended December 31, 2018 resulted in a gain of R$128 (gain of R$129 as of December 31, 2017).

(vii)	Fair value of derivative financial instruments

Fair value is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction.

Fair value is calculated using projected future cash flows, using the CD curves and discounting it to its present value, using CDI market rates for swaps both disclosed by B3.

The fair value of exchange coupon swaps versus the CDI rate was determined based on market exchange rates effective at the date of the financial statements and projected based on currency coupon curves.

In order to calculate the coupon of foreign currency indexed-positions, the straight-line convention - 360 consecutive days was adopted and to calculate the coupon of CDI indexed-positions, the exponential convention - 252 business days was adopted.

18.2.Sensitivity analysis of financial instruments

According to Management’s assessment, the most probable scenario is what the market has been estimating through market curves (currency and interest rates) of B3, on the maturity dates of each transaction.

Therefore, in the probable scenario (I), there is no impact on the fair value of financial instruments. For scenarios (II) and (III), for the sensitivity analysis effect, a deterioration of 25% and 50% was taken into account, respectively, on risk variables, up to one year of the financial instruments.

For the probable scenario, weighted exchange rate was R$3.99 on the due date, and the weighted interest rate weighted was 6.66% per year.

In case of derivative financial instruments (aiming at hedging the financial debt), changes in scenarios are accompanied by respective hedges, indicating that the effects are not significant, see note 18.2 (i).

The Group disclosed the net exposure of the derivatives financial instruments, to each of the scenarios mentioned above in the sensitivity analysis as follows:

(i)      Other financial instruments

Transactions	Risk (CDI variation)	Balance at 12.31.2018	Scenario I	Scenario II	Scenario III

Fair value hedge (fixed rate)	101.44% of CDI	(101)	(202)	(205)	(208)
Fair value hedge (exchange rate)	102.59% of CDI	(767)	(874)	(888)	(901)
Debentures	105.85% of CDI	(2,048)	(2,230)	(2,276)	(2,321)
Debentures (1st issue CRA)	97.50% of CDI	(1,014)	(1,104)	(1,126)	(1,149)
Debentures (2nd issue CRA)	96.00% of CDI	(1,094)	(1,191)	(1,216)	(1,240)
Bank loans	94.94% of CDI	(238)	(257)	(262)	(266)
Leases	100.19% of CDI	(42)	(45)	(46)	(47)
Leases	100.00% of CDI	(2)	(2)	(2)	(2)
Leases	95.00% of CDI	(69)	(75)	(76)	(78)
Total borrowings and financing exposure		(5,375)	(5,980)	(6,097)	(6,212)

Cash and cash equivalents (*)	85.78% of CDI	3,883	4,162	4,231	4,301
Net exposure		(1,492)	(1,818)	(1,866)	(1,911)
Net effect - loss			(326)	(374)	(419)

(*) Weighted average

18.3.Fair value measurements

The Group discloses the fair value of financial instruments measured at fair value and of financial instruments measured at amortized cost, the fair value of which differ from the carrying amount, in accordance with IFRS13, which refer to the requirements of measurement and disclosure. The fair value hierarchy levels are defined below:

Level 1: Quoted (unadjusted) market prices in active markets for assets or liabilities.

Level 2: Valuation techniques for which the lowest level inputs that is significant to the fair value measurement is directly or indirectly observable.

Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

The fair values of cash and cash equivalents, trade receivables and trade payables approximate their their carrying amounts.

The table below presents the fair value hierarchy of financial assets and liabilities measured at fair value and of financial instruments measured at amortized cost, for which the fair value is disclosed in the consolidated financial statements:

	Carrying amount	Fair value
	2018	2018	Level
Financial assets and liabilities
Trade receivables with credit card companies and sales vouchers	123	123	2
Cross-currency interest rate swap	76	76	2
Interest rate swaps	11	11	2
Borrowings and financing (fair value)	(956)	(956)	2
Borrowings and financing and debentures (amortized cost)	(4,569)	(4,509)	2
Total	(5,315)	(5,255)

There were no changes between the fair value measurements hierarchy levels during the year ended December 31, 2018.

Cross-currency and interest rate swaps and borrowings and financing are classified in level 2 since the fair value of such financial instruments was determined based on readily observable inputs, such as expected interest rate and current and future foreign exchange rate.

18.4.Consolidated position of derivative transactions

The outstanding derivative financial instruments are presented in the table below:

					Amount payable or receivable		Fair value
Description	Counterparties	Notional value	Contractual date	Maturity	2018	2017	2018	2017

Exchange swaps
(US$ x CDI)
	Agricole	EUR 50	10/07/2015	10/08/2018	-	(24)	-	(20)
	Scotiabank	US$ 50	01/15/2016	01/16/2018	-	(42)	-	(42)
	Scotiabank	US$ 50	09/29/2017	09/29/2020	37	9	33	9
	Banco Tokyo	US$ 100	12/12/2017	12/12/2019	52	(3)	42	(2)
	Bradesco	US$ 70	06/18/2018	06/13/2019	3	-	1	-

Interest rate swap
(pre-fixed rate x CDI)
	Itaú BBA	R$ 21	11/11/2014	11/5/2026	1	1	2	3
	Itaú BBA	R$ 54	01/14/2015	1/5/2027	3	3	5	8
	Itaú BBA	R$ 52	05/26/2015	5/5/2027	2	2	4	8
					98	(54)	87	(36)